GOODWILL	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
GOODWILL

14. GOODWILL

We record goodwill associated with acquisitions of businesses when the purchase price of the business exceeds the fair value of the net tangible and intangible assets acquired. We review goodwill for impairment on an annual basis in the fiscal fourth quarter or on an interim basis if an event occurs or circumstances change that indicate goodwill may be impaired. For the year ended December 31, 2023, as part of the annual review, we performed an assessment of goodwill which resulted in an impairment charge for the goodwill allocated to Expetitle CGU, which is presented as part of Other Segment (see Note 8). The recoverable amount of the CGU has been determined based on the value in use. Value in use has been determined based on the estimated future cash flows, discounted at a discount rate of 24.5%.

	Realty Crunch	Expetitle	LemonBrew	Total
Cost
Balance at December 31, 2021	602	-	-	602
Additions	-	8,393	1,267	9,660
Balance at December 31, 2022	602	8,393	1,267	10,262
Impairment	-	(723)	-	(723)
Adjustments	-	-	(546)	(546)
Balance at December 31, 2023	602	7,670	721	8,993
Carrying Amounts
Balance at December 31, 2022	602	8,393	1,267	10,262
Balance at December 31, 2023	602	7,670	721	8,993

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023 and 2022